PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Plant, property and equipment
Cost	$ 92,337	$ 81,011		$ 92,337	$ 81,011
Accumulated Depreciation	25,834	23,734		25,834	23,734
Net Book Value	66,503	57,277		66,503	57,277
Revenues				12,794
Energy East, Eastern Mainline and Upland projects
Plant, property and equipment
Impairment charge			$ 83
Impairment charge, net of tax			$ 64
Power development project
Plant, property and equipment
Impairment charge		21
Impairment charge, net of tax		16
Bison
Plant, property and equipment
Impairment charge	722
Impairment charge, net of tax and noncontrolling interest	140
Gain on contract termination	130
Gain on contract termination, net of tax and noncontrolling interest	25
Canadian Natural Gas Pipelines
Plant, property and equipment
Revenues				4,038
Canadian Natural Gas Pipelines | Under construction | NGTL System
Plant, property and equipment
Accumulated Depreciation	0	0		0	0
U.S. Natural Gas Pipelines
Plant, property and equipment
Revenues				4,203
Mexico Natural Gas Pipelines
Plant, property and equipment
Revenues				619
Liquids Pipelines
Plant, property and equipment
Revenues				2,082
Liquids Pipelines | Tanks and other, operating leases | Keystone Pipeline System
Plant, property and equipment
Cost	194	184		194	184
Accumulated Depreciation	23	19		23	19
Operating lease income				15	16	$ 16
Liquids Pipelines | Pipelines, operating leases | Northern Courier
Plant, property and equipment
Cost	1,130	1,111		1,130	1,111
Accumulated Depreciation	32	4		32	4
Operating lease income				142	20
Energy
Plant, property and equipment
Revenues				1,852
Energy | Facilities under PPAs
Plant, property and equipment
Cost	655	1,264		655	1,264
Accumulated Depreciation	268	354		268	354
Revenues				216	215	$ 212
Operating segments | Canadian Natural Gas Pipelines
Plant, property and equipment
Cost	33,897	31,300		33,897	31,300
Accumulated Depreciation	17,884	16,876		17,884	16,876
Net Book Value	16,013	14,424		16,013	14,424
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost	17,411	15,302		17,411	15,302
Accumulated Depreciation	6,790	6,352		6,790	6,352
Net Book Value	10,621	8,950		10,621	8,950
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost	14,520	14,179		14,520	14,179
Accumulated Depreciation	9,674	9,161		9,674	9,161
Net Book Value	4,846	5,018		4,846	5,018
Operating segments | Canadian Natural Gas Pipelines | Other
Plant, property and equipment
Cost	1,842	1,815		1,842	1,815
Accumulated Depreciation	1,420	1,363		1,420	1,363
Net Book Value	422	452		422	452
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost	1,966	1,819		1,966	1,819
Accumulated Depreciation	1,420	1,363		1,420	1,363
Net Book Value	546	456		546	456
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Plant, property and equipment
Cost	10,764	10,153		10,764	10,153
Accumulated Depreciation	4,500	4,190		4,500	4,190
Net Book Value	6,264	5,963		6,264	5,963
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Plant, property and equipment
Cost	10,077	9,763		10,077	9,763
Accumulated Depreciation	6,777	6,455		6,777	6,455
Net Book Value	3,300	3,308		3,300	3,308
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Plant, property and equipment
Cost	3,289	3,021		3,289	3,021
Accumulated Depreciation	1,677	1,593		1,677	1,593
Net Book Value	1,612	1,428		1,612	1,428
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Plant, property and equipment
Cost	3,642	3,605		3,642	3,605
Accumulated Depreciation	2,656	2,499		2,656	2,499
Net Book Value	986	1,106		986	1,106
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Plant, property and equipment
Cost	1,247	1,188		1,247	1,188
Accumulated Depreciation	613	569		613	569
Net Book Value	634	619		634	619
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Plant, property and equipment
Cost	652	655		652	655
Accumulated Depreciation	241	207		241	207
Net Book Value	411	448		411	448
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Plant, property and equipment
Cost	15,300	14,362		15,300	14,362
Accumulated Depreciation	6,790	6,352		6,790	6,352
Net Book Value	8,510	8,010		8,510	8,010
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Plant, property and equipment
Cost	14,371	14,023		14,371	14,023
Accumulated Depreciation	9,674	9,161		9,674	9,161
Net Book Value	4,697	4,862		4,697	4,862
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Plant, property and equipment
Cost	2,111	940		2,111	940
Net Book Value	2,111	940		2,111	940
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Plant, property and equipment
Cost	149	156		149	156
Accumulated Depreciation	0	0		0	0
Net Book Value	149	156		149	156
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost	124	4		124	4
Accumulated Depreciation	0	0		0	0
Net Book Value	124	4		124	4
Operating segments | U.S. Natural Gas Pipelines
Plant, property and equipment
Cost	31,444	24,007		31,444	24,007
Accumulated Depreciation	4,454	3,745		4,454	3,745
Net Book Value	26,990	20,262		26,990	20,262
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost	9,503	8,944		9,503	8,944
Accumulated Depreciation	2,841	2,600		2,841	2,600
Net Book Value	6,662	6,344		6,662	6,344
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Plant, property and equipment
Cost	16,874	10,735		16,874	10,735
Accumulated Depreciation	458	226		458	226
Net Book Value	16,416	10,509		16,416	10,509
Operating segments | U.S. Natural Gas Pipelines | ANR
Plant, property and equipment
Cost	5,067	4,328		5,067	4,328
Accumulated Depreciation	1,155	919		1,155	919
Net Book Value	3,912	3,409		3,912	3,409
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other
Plant, property and equipment
Cost	1,190	1,950		1,190	1,950
Accumulated Depreciation	474	574		474	574
Net Book Value	716	1,376		716	1,376
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Plant, property and equipment
Cost	6,711	3,550		6,711	3,550
Accumulated Depreciation	251	125		251	125
Net Book Value	6,460	3,425		6,460	3,425
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Plant, property and equipment
Cost	1,600	1,427		1,600	1,427
Accumulated Depreciation	443	365		443	365
Net Book Value	1,157	1,062		1,157	1,062
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Plant, property and equipment
Cost	2,322	2,107		2,322	2,107
Accumulated Depreciation	951	822		951	822
Net Book Value	1,371	1,285		1,371	1,285
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Plant, property and equipment
Cost	2,180	1,988		2,180	1,988
Accumulated Depreciation	1,251	1,113		1,251	1,113
Net Book Value	929	875		929	875
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Plant, property and equipment
Cost	1,753	1,115		1,753	1,115
Accumulated Depreciation	74	37		74	37
Net Book Value	1,679	1,078		1,679	1,078
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Midstream
Plant, property and equipment
Cost	1,212	1,085		1,212	1,085
Accumulated Depreciation	91	54		91	54
Net Book Value	1,121	1,031		1,121	1,031
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Plant, property and equipment
Cost	2,932	1,547		2,932	1,547
Accumulated Depreciation	132	64		132	64
Net Book Value	2,800	1,483		2,800	1,483
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Plant, property and equipment
Cost	1,978	1,582		1,978	1,582
Accumulated Depreciation	388	286		388	286
Net Book Value	1,590	1,296		1,590	1,296
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Plant, property and equipment
Cost	2,884	2,306		2,884	2,306
Accumulated Depreciation	75	37		75	37
Net Book Value	2,809	2,269		2,809	2,269
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Plant, property and equipment
Cost	1,217	961		1,217	961
Accumulated Depreciation	324	268		324	268
Net Book Value	893	693		893	693
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost	8,657	8,245		8,657	8,245
Accumulated Depreciation	2,841	2,600		2,841	2,600
Net Book Value	5,816	5,645		5,816	5,645
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Plant, property and equipment
Cost	12,527	7,403		12,527	7,403
Accumulated Depreciation	458	226		458	226
Net Book Value	12,069	7,177		12,069	7,177
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Plant, property and equipment
Cost	4,795	3,970		4,795	3,970
Accumulated Depreciation	1,155	919		1,155	919
Net Book Value	3,640	3,051		3,640	3,051
Operating segments | U.S. Natural Gas Pipelines | Under construction
Plant, property and equipment
Accumulated Depreciation	0	0		0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost	846	699		846	699
Accumulated Depreciation	0	0		0	0
Net Book Value	846	699		846	699
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Plant, property and equipment
Cost	4,347	3,332		4,347	3,332
Accumulated Depreciation	0	0		0	0
Net Book Value	4,347	3,332		4,347	3,332
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Plant, property and equipment
Cost	272	358		272	358
Net Book Value	272	358		272	358
Operating segments | Mexico Natural Gas Pipelines
Plant, property and equipment
Cost	6,308	5,261		6,308	5,261
Accumulated Depreciation	433	309		433	309
Net Book Value	5,875	4,952		5,875	4,952
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Plant, property and equipment
Cost	3,172	2,872		3,172	2,872
Accumulated Depreciation	301	214		301	214
Net Book Value	2,871	2,658		2,871	2,658
Operating segments | Mexico Natural Gas Pipelines | Compression
Plant, property and equipment
Cost	506	448		506	448
Accumulated Depreciation	41	30		41	30
Net Book Value	465	418		465	418
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Plant, property and equipment
Cost	640	573		640	573
Accumulated Depreciation	91	65		91	65
Net Book Value	549	508		549	508
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	4,318	3,893		4,318	3,893
Accumulated Depreciation	433	309		433	309
Net Book Value	3,885	3,584		3,885	3,584
Operating segments | Mexico Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost	1,990	1,368		1,990	1,368
Accumulated Depreciation	0	0		0	0
Net Book Value	1,990	1,368		1,990	1,368
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost	15,702	14,952		15,702	14,952
Accumulated Depreciation	1,976	1,533		1,976	1,533
Net Book Value	13,726	13,419		13,726	13,419
Operating segments | Liquids Pipelines | Keystone Pipeline System
Plant, property and equipment
Cost	14,461	13,794		14,461	13,794
Accumulated Depreciation	1,943	1,529		1,943	1,529
Net Book Value	12,518	12,265		12,518	12,265
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Plant, property and equipment
Cost	1,241	1,158		1,241	1,158
Accumulated Depreciation	33	4		33	4
Net Book Value	1,208	1,154		1,208	1,154
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Plant, property and equipment
Cost	9,780	9,002		9,780	9,002
Accumulated Depreciation	1,271	992		1,271	992
Net Book Value	8,509	8,010		8,509	8,010
Operating segments | Liquids Pipelines | Pipeline | Intra-Alberta Pipelines
Plant, property and equipment
Cost	762	748		762	748
Accumulated Depreciation	22	3		22	3
Net Book Value	740	745		740	745
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Plant, property and equipment
Cost	1,065	1,022		1,065	1,022
Accumulated Depreciation	184	152		184	152
Net Book Value	881	870		881	870
Operating segments | Liquids Pipelines | Pumping equipment | Intra-Alberta Pipelines
Plant, property and equipment
Cost	104	104		104	104
Accumulated Depreciation	3	0		3	0
Net Book Value	101	104		101	104
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Plant, property and equipment
Cost	3,598	3,314		3,598	3,314
Accumulated Depreciation	488	385		488	385
Net Book Value	3,110	2,929		3,110	2,929
Operating segments | Liquids Pipelines | Tanks and other | Intra-Alberta Pipelines
Plant, property and equipment
Cost	291	259		291	259
Accumulated Depreciation	8	1		8	1
Net Book Value	283	258		283	258
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Plant, property and equipment
Cost	14,443	13,338		14,443	13,338
Accumulated Depreciation	1,943	1,529		1,943	1,529
Net Book Value	12,500	11,809		12,500	11,809
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Intra-Alberta Pipelines
Plant, property and equipment
Cost	1,157	1,111		1,157	1,111
Accumulated Depreciation	33	4		33	4
Net Book Value	1,124	1,107		1,124	1,107
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Plant, property and equipment
Cost	18	456		18	456
Accumulated Depreciation	0	0		0	0
Net Book Value	18	456		18	456
Operating segments | Liquids Pipelines | Under construction | Intra-Alberta Pipelines
Plant, property and equipment
Cost	84	47		84	47
Accumulated Depreciation	0	0		0	0
Net Book Value	84	47		84	47
Operating segments | Energy
Plant, property and equipment
Cost	4,538	5,080		4,538	5,080
Accumulated Depreciation	877	1,103		877	1,103
Net Book Value	3,661	3,977		3,661	3,977
Operating segments | Energy | Natural Gas
Plant, property and equipment
Cost	2,062	2,645		2,062	2,645
Accumulated Depreciation	708	743		708	743
Net Book Value	1,354	1,902		1,354	1,902
Operating segments | Energy | Wind
Plant, property and equipment
Cost	0	673		0	673
Accumulated Depreciation	0	204		0	204
Net Book Value	0	469		0	469
Operating segments | Energy | Natural Gas Storage and Other
Plant, property and equipment
Cost	741	734		741	734
Accumulated Depreciation	169	156		169	156
Net Book Value	572	578		572	578
Operating segments | Energy | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost	2,803	4,052		2,803	4,052
Accumulated Depreciation	877	1,103		877	1,103
Net Book Value	1,926	2,949		1,926	2,949
Operating segments | Energy | Under construction
Plant, property and equipment
Cost	1,735	1,028		1,735	1,028
Accumulated Depreciation	0	0		0	0
Net Book Value	1,735	1,028		1,735	1,028
Corporate
Plant, property and equipment
Cost	448	411		448	411
Accumulated Depreciation	210	168		210	168
Net Book Value	$ 238	$ 243		$ 238	$ 243
TC PipeLines, LP
Plant, property and equipment
Noncontrolling interest, ownership interest by parent	25.50%			25.50%